Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	ROIC⁵
					TSR ($)	Peer Group TSR ($)
2023	11,928,223	16,258,848	3,489,766	3,998,035	130.62	109.15	587	12.4%
2022	9,300,136	(6,982,448)	2,229,044	(650,485)	115.28	104.04	855	12.4%
2021	11,815,065	13,384,538	3,441,916	3,878,831	153.68	128.81	(411)	12.5%
2020	17,521,039	28,558,037	5,185,685	7,151,936	138.13	118.34	688	10.8%

(1) Timothy Donahue was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Thomas Kelly	Thomas Kelly	Kevin Clothier	Kevin Clothier
Gerard Gifford	Gerard Gifford	Gerard Gifford	Gerard Gifford
Djalma Novaes	Djalma Novaes	Djalma Novaes	Matthew Madeksza
Didier Sourisseau	Robert Bourque	Robert Bourque	Djalma Novaes
Hock Huat Goh

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	11,928,223	0	(7,671,945)	578,785	11,423,785	16,258,848
2022	9,300,136	0	(7,364,000)	691,464	(9,610,048)	(6,982,448)
2021	11,815,065	(1,106,979)	(6,368,770)	716,307	8,328,915	13,384,538
2020	17,521,039	(5,714,297)	(6,239,951)	611,009	22,380,237	28,558,037

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,489,766	(181,294)	(1,599,684)	140,895	2,148,351	3,998,035
2022	2,229,044	0	(986,390)	159,674	(2,052,813)	(650,485)
2021	3,441,916	(248,755)	(1,287,047)	294,478	1,678,239	3,878,831
2020	5,185,685	(1,608,949)	(1,303,529)	199,138	4,679,591	7,151,936

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	8,978,564	(234,701)	0	2,679,922	0	0	11,423,785
2022	3,979,926	(13,395,521)	0	(194,453)	0	0	(9,610,048)
2021	9,948,725	(1,591,678)	0	(28,132)	0	0	8,328,915
2020	14,578,713	7,972,735	0	(171,211)	0	0	22,380,237

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,872,128	(35,029)	0	311,252	0	0	2,148,351
2022	533,100	(2,053,999)	0	(258,899)	(273,015)	0	(2,052,813)
2021	2,010,515	(327,022)	0	(5,254)	0	0	1,678,239
2020	3,045,471	1,678,931	0	(44,811)	0	0	4,679,591

(4) The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Containers & Packaging (DJUSCP) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSCP Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined ROIC to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for one or more of the prior years reported in this section and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		ROIC
Named Executive Officers, Footnote [Text Block]

(1) Timothy Donahue was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Thomas Kelly	Thomas Kelly	Kevin Clothier	Kevin Clothier
Gerard Gifford	Gerard Gifford	Gerard Gifford	Gerard Gifford
Djalma Novaes	Djalma Novaes	Djalma Novaes	Matthew Madeksza
Didier Sourisseau	Robert Bourque	Robert Bourque	Djalma Novaes
Hock Huat Goh

Peer Group Issuers, Footnote [Text Block]

(4) The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Containers & Packaging (DJUSCP) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSCP Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	[1]	$ 11,928,223	$ 9,300,136	$ 11,815,065	$ 17,521,039
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 16,258,848	(6,982,448)	13,384,538	28,558,037
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	11,928,223	0	(7,671,945)	578,785	11,423,785	16,258,848
2022	9,300,136	0	(7,364,000)	691,464	(9,610,048)	(6,982,448)
2021	11,815,065	(1,106,979)	(6,368,770)	716,307	8,328,915	13,384,538
2020	17,521,039	(5,714,297)	(6,239,951)	611,009	22,380,237	28,558,037

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	8,978,564	(234,701)	0	2,679,922	0	0	11,423,785
2022	3,979,926	(13,395,521)	0	(194,453)	0	0	(9,610,048)
2021	9,948,725	(1,591,678)	0	(28,132)	0	0	8,328,915
2020	14,578,713	7,972,735	0	(171,211)	0	0	22,380,237

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,489,766	2,229,044	3,441,916	5,185,685
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,998,035	(650,485)	3,878,831	7,151,936
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,489,766	(181,294)	(1,599,684)	140,895	2,148,351	3,998,035
2022	2,229,044	0	(986,390)	159,674	(2,052,813)	(650,485)
2021	3,441,916	(248,755)	(1,287,047)	294,478	1,678,239	3,878,831
2020	5,185,685	(1,608,949)	(1,303,529)	199,138	4,679,591	7,151,936

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,872,128	(35,029)	0	311,252	0	0	2,148,351
2022	533,100	(2,053,999)	0	(258,899)	(273,015)	0	(2,052,813)
2021	2,010,515	(327,022)	0	(5,254)	0	0	1,678,239
2020	3,045,471	1,678,931	0	(44,811)	0	0	4,679,591

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this list are not ranked.

Modified Operating Cash Flow
Economic Profit
Total Shareholder Return vs Peers
Return on Invested Capital

Total Shareholder Return Amount	[4]	$ 130.62	115.28	153.68	138.13
Peer Group Total Shareholder Return Amount	[4]	109.15	104.04	128.81	118.34
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 587,000,000	$ 855,000,000	$ (411,000,000)	$ 688,000,000
Company Selected Measure Amount	[5]	0.124	0.124	0.125	0.108
PEO Name		Timothy Donahue	Timothy Donahue	Timothy Donahue	Timothy Donahue
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Modified Operating Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Economic Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return vs Peers
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
PEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ (1,106,979)	$ (5,714,297)
PEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,671,945)	(7,364,000)	(6,368,770)	(6,239,951)
PEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		578,785	691,464	716,307	611,009
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,423,785	(9,610,048)	8,328,915	22,380,237
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,978,564	3,979,926	9,948,725	14,578,713
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(234,701)	(13,395,521)	(1,591,678)	7,972,735
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,679,922	(194,453)	(28,132)	(171,211)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(181,294)	0	(248,755)	(1,608,949)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,599,684)	(986,390)	(1,287,047)	(1,303,529)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		140,895	159,674	294,478	199,138
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,148,351	(2,052,813)	1,678,239	4,679,591
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,872,128	533,100	2,010,515	3,045,471
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(35,029)	(2,053,999)	(327,022)	1,678,931
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0	0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		311,252	(258,899)	(5,254)	(44,811)
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(273,015)	0	0
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0	$ 0

[1]	Timothy Donahue was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Containers & Packaging (DJUSCP) Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSCP Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined ROIC to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for one or more of the prior years reported in this section and we may determine a different financial performance measure to be the most important financial performance measure in future years.